Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2016
Registrant Name	HARTFORD MUTUAL FUNDS II INC
Central Index Key	0000049905
Amendment Flag	false
Document Creation Date	Oct. 21, 2016
Document Effective Date	Oct. 21, 2016
Prospectus Date	Oct. 21, 2016
Hartford Schroders Emerging Markets Debt and Currency Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Debt and Currency Fund | Class A
Risk/Return:
Trading Symbol	SARVX
Hartford Schroders Emerging Markets Debt and Currency Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Debt and Currency Fund | Class C
Risk/Return:
Trading Symbol	HFWCX
Hartford Schroders Emerging Markets Debt and Currency Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Debt and Currency Fund | Class I
Risk/Return:
Trading Symbol	SARNX
Hartford Schroders Emerging Markets Debt and Currency Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Debt and Currency Fund | Class Y
Risk/Return:
Trading Symbol	HFWYX
Hartford Schroders Emerging Markets Debt and Currency Fund | Hartford Schroders Emerging Markets Debt and Currency Fund | Class SDR
Risk/Return:
Trading Symbol	SARRX
Hartford Schroders Tax-Aware Bond Fund (Prospectus Summary) | Hartford Schroders Tax-Aware Bond Fund | Class A
Risk/Return:
Trading Symbol	STWVX
Hartford Schroders Tax-Aware Bond Fund (Prospectus Summary) | Hartford Schroders Tax-Aware Bond Fund | Class C
Risk/Return:
Trading Symbol	HFKCX
Hartford Schroders Tax-Aware Bond Fund (Prospectus Summary) | Hartford Schroders Tax-Aware Bond Fund | Class I
Risk/Return:
Trading Symbol	STWTX
Hartford Schroders Tax-Aware Bond Fund (Prospectus Summary) | Hartford Schroders Tax-Aware Bond Fund | Class Y
Risk/Return:
Trading Symbol	HFKYX
Hartford Schroders Tax-Aware Bond Fund | Hartford Schroders Tax-Aware Bond Fund | Class SDR
Risk/Return:
Trading Symbol	HFKVX
Hartford Schroders Emerging Markets Equity Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Equity Fund | Class A
Risk/Return:
Trading Symbol	SEMVX
Hartford Schroders Emerging Markets Equity Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Equity Fund | Class C
Risk/Return:
Trading Symbol	HHHCX
Hartford Schroders Emerging Markets Equity Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Equity Fund | Class I
Risk/Return:
Trading Symbol	SEMNX
Hartford Schroders Emerging Markets Equity Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Equity Fund | Class R3
Risk/Return:
Trading Symbol	HHHRX
Hartford Schroders Emerging Markets Equity Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Equity Fund | Class R4
Risk/Return:
Trading Symbol	HHHSX
Hartford Schroders Emerging Markets Equity Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Equity Fund | Class R5
Risk/Return:
Trading Symbol	HHHTX
Hartford Schroders Emerging Markets Equity Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Equity Fund | Class Y
Risk/Return:
Trading Symbol	HHHYX
Hartford Schroders Emerging Markets Equity Fund | Hartford Schroders Emerging Markets Equity Fund | Class SDR
Risk/Return:
Trading Symbol	SEMTX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class A
Risk/Return:
Trading Symbol	SMSVX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class C
Risk/Return:
Trading Symbol	HFZCX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class I
Risk/Return:
Trading Symbol	SMSNX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class R3
Risk/Return:
Trading Symbol	HFZRX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class R4
Risk/Return:
Trading Symbol	HFZSX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class R5
Risk/Return:
Trading Symbol	HFZTX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class Y
Risk/Return:
Trading Symbol	HFZYX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class SDR
Risk/Return:
Trading Symbol	SMSRX
Hartford Schroders Income Builder Fund (Prospectus Summary) | Hartford Schroders Income Builder Fund | Class A
Risk/Return:
Trading Symbol	SGMVX
Hartford Schroders Income Builder Fund (Prospectus Summary) | Hartford Schroders Income Builder Fund | Class C
Risk/Return:
Trading Symbol	HBBCX
Hartford Schroders Income Builder Fund (Prospectus Summary) | Hartford Schroders Income Builder Fund | Class I
Risk/Return:
Trading Symbol	SGMNX
Hartford Schroders Income Builder Fund (Prospectus Summary) | Hartford Schroders Income Builder Fund | Class R3
Risk/Return:
Trading Symbol	HBBRX
Hartford Schroders Income Builder Fund (Prospectus Summary) | Hartford Schroders Income Builder Fund | Class R4
Risk/Return:
Trading Symbol	HBBSX
Hartford Schroders Income Builder Fund (Prospectus Summary) | Hartford Schroders Income Builder Fund | Class R5
Risk/Return:
Trading Symbol	HBBTX
Hartford Schroders Income Builder Fund (Prospectus Summary) | Hartford Schroders Income Builder Fund | Class Y
Risk/Return:
Trading Symbol	HBBYX
Hartford Schroders Income Builder Fund | Hartford Schroders Income Builder Fund | Class SDR
Risk/Return:
Trading Symbol	SMGRX
Hartford Schroders Global Strategic Bond Fund (Prospectus Summary) | Hartford Schroders Global Strategic Bond Fund | Class A
Risk/Return:
Trading Symbol	SGBVX
Hartford Schroders Global Strategic Bond Fund (Prospectus Summary) | Hartford Schroders Global Strategic Bond Fund | Class C
Risk/Return:
Trading Symbol	HSBCX
Hartford Schroders Global Strategic Bond Fund (Prospectus Summary) | Hartford Schroders Global Strategic Bond Fund | Class I
Risk/Return:
Trading Symbol	SGBNX
Hartford Schroders Global Strategic Bond Fund (Prospectus Summary) | Hartford Schroders Global Strategic Bond Fund | Class R3
Risk/Return:
Trading Symbol	HSBRX
Hartford Schroders Global Strategic Bond Fund (Prospectus Summary) | Hartford Schroders Global Strategic Bond Fund | Class R4
Risk/Return:
Trading Symbol	HSBSX
Hartford Schroders Global Strategic Bond Fund (Prospectus Summary) | Hartford Schroders Global Strategic Bond Fund | Class R5
Risk/Return:
Trading Symbol	HSBTX
Hartford Schroders Global Strategic Bond Fund (Prospectus Summary) | Hartford Schroders Global Strategic Bond Fund | Class Y
Risk/Return:
Trading Symbol	HSBYX
Hartford Schroders Global Strategic Bond Fund | Hartford Schroders Global Strategic Bond Fund | Class SDR
Risk/Return:
Trading Symbol	SGBJX
Hartford Schroders International Stock Fund (Prospectus Summary) | Hartford Schroders International Stock Fund | Class A
Risk/Return:
Trading Symbol	SCVEX
Hartford Schroders International Stock Fund (Prospectus Summary) | Hartford Schroders International Stock Fund | Class C
Risk/Return:
Trading Symbol	HSWCX
Hartford Schroders International Stock Fund (Prospectus Summary) | Hartford Schroders International Stock Fund | Class I
Risk/Return:
Trading Symbol	SCIEX
Hartford Schroders International Stock Fund (Prospectus Summary) | Hartford Schroders International Stock Fund | Class R3
Risk/Return:
Trading Symbol	HSWRX
Hartford Schroders International Stock Fund (Prospectus Summary) | Hartford Schroders International Stock Fund | Class R4
Risk/Return:
Trading Symbol	HSWSX
Hartford Schroders International Stock Fund (Prospectus Summary) | Hartford Schroders International Stock Fund | Class R5
Risk/Return:
Trading Symbol	HSWTX
Hartford Schroders International Stock Fund (Prospectus Summary) | Hartford Schroders International Stock Fund | Class Y
Risk/Return:
Trading Symbol	HSWYX
Hartford Schroders International Stock Fund | Hartford Schroders International Stock Fund | Class SDR
Risk/Return:
Trading Symbol	SCIJX
Hartford Schroders International Multi-Cap Value Fund (Prospectus Summary) | Hartford Schroders International Multi-Cap Value Fund | Class A
Risk/Return:
Trading Symbol	SIDVX
Hartford Schroders International Multi-Cap Value Fund (Prospectus Summary) | Hartford Schroders International Multi-Cap Value Fund | Class C
Risk/Return:
Trading Symbol	HFYCX
Hartford Schroders International Multi-Cap Value Fund (Prospectus Summary) | Hartford Schroders International Multi-Cap Value Fund | Class I
Risk/Return:
Trading Symbol	SIDNX
Hartford Schroders International Multi-Cap Value Fund (Prospectus Summary) | Hartford Schroders International Multi-Cap Value Fund | Class R3
Risk/Return:
Trading Symbol	HFYRX
Hartford Schroders International Multi-Cap Value Fund (Prospectus Summary) | Hartford Schroders International Multi-Cap Value Fund | Class R4
Risk/Return:
Trading Symbol	HFYSX
Hartford Schroders International Multi-Cap Value Fund (Prospectus Summary) | Hartford Schroders International Multi-Cap Value Fund | Class R5
Risk/Return:
Trading Symbol	HFYTX
Hartford Schroders International Multi-Cap Value Fund (Prospectus Summary) | Hartford Schroders International Multi-Cap Value Fund | Class Y
Risk/Return:
Trading Symbol	HFYYX
Hartford Schroders International Multi-Cap Value Fund | Hartford Schroders International Multi-Cap Value Fund | Class SDR
Risk/Return:
Trading Symbol	SIDRX
Hartford Schroders US Small Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small Cap Opportunities Fund | Class A
Risk/Return:
Trading Symbol	SCUVX
Hartford Schroders US Small Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small Cap Opportunities Fund | Class C
Risk/Return:
Trading Symbol	HOOCX
Hartford Schroders US Small Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small Cap Opportunities Fund | Class I
Risk/Return:
Trading Symbol	SCUIX
Hartford Schroders US Small Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small Cap Opportunities Fund | Class R3
Risk/Return:
Trading Symbol	HOORX
Hartford Schroders US Small Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small Cap Opportunities Fund | Class R4
Risk/Return:
Trading Symbol	HOOSX
Hartford Schroders US Small Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small Cap Opportunities Fund | Class R5
Risk/Return:
Trading Symbol	HOOTX
Hartford Schroders US Small Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small Cap Opportunities Fund | Class Y
Risk/Return:
Trading Symbol	HOOYX
Hartford Schroders US Small Cap Opportunities Fund | Hartford Schroders US Small Cap Opportunities Fund | Class SDR
Risk/Return:
Trading Symbol	SCURX
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class A
Risk/Return:
Trading Symbol	SMDVX
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class C
Risk/Return:
Trading Symbol	HFDCX
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class I
Risk/Return:
Trading Symbol	SMDIX
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class R3
Risk/Return:
Trading Symbol	HFDRX
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class R4
Risk/Return:
Trading Symbol	HFDSX
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class R5
Risk/Return:
Trading Symbol	HFDTX
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class Y
Risk/Return:
Trading Symbol	HFDYX
Hartford Schroders US Small/Mid Cap Opportunities Fund | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class SDR
Risk/Return:
Trading Symbol	SMDRX